Cover	May 31, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 31, 2023
Entity File Number	000-54090
Entity Registrant Name	CAREVIEW COMMUNICATIONS, INC.
Entity Central Index Key	0001377149
Entity Tax Identification Number	95-4659068
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	405 State Highway 121
Entity Address, Address Line Two	Suite B-240
Entity Address, City or Town	Lewisville
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75067
City Area Code	(972)
Local Phone Number	943-6050
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	N/A
Entity Emerging Growth Company	false